Convertible Preferred Stock, narrative (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
Convertible preferred stock, authorized	886,411,964	886,411,964
Series A-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	5,331,943	5,331,943	5,331,943
Convertible preferred stock, original issue prices	$ 1.224	$ 1.224
Series A-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	23,307,464	23,307,464	23,307,464
Convertible preferred stock, original issue prices	$ 0.387	$ 0.387
Series A-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	24,792,020	24,792,020	24,792,020
Convertible preferred stock, original issue prices	$ 0.430	$ 0.43
Series A-4 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	5,169,690	5,169,690	5,169,690
Convertible preferred stock, original issue prices	$ 0.396	$ 0.396
Series A-5 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	29,715,910	29,715,910	29,715,910
Convertible preferred stock, available for issuance	170,455	170,455
Convertible preferred stock, original issue prices	$ 0.440	$ 0.44
Series A-6 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	32,601,000	32,601,000	32,601,000
Convertible preferred stock, available for issuance	210,000	210,000
Convertible preferred stock, original issue prices	$ 0.500	$ 0.500
Series B preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	284,065,377	284,065,377	284,065,377
Convertible preferred stock, available for issuance	1,035,000	1,485,000
Convertible preferred stock, original issue prices	$ 0.300	$ 0.300
Series B-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	67,142,854	67,142,854	67,142,854
Convertible preferred stock, original issue prices	$ 0.350	$ 0.350
Series B-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	71,428,570	71,428,570	71,428,570
Convertible preferred stock, available for issuance	16,603,783	42,857,142
Convertible preferred stock, original issue prices	$ 0.350	$ 0.350
Series B-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	342,857,136	342,857,136	342,857,136
Convertible preferred stock, available for issuance	240,410,708	342,857,136
Convertible preferred stock, original issue prices	$ 0.050	$ 0.050